Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2016	December 31, 2015
Creditors	$1,625	$638
Brokers	2,031	1,800
Professional and legal fees	1,199	315
Total accounts payable	$4,855	$2,753